CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Total	[PreferredStockMember]	[CommonStockMember]	[AdditionalPaidInCapitalMember]	[OtherComprehensiveIncomeMember]	[RetainedEarningsMember]
Balance at Dec. 31, 2011	$ 1,208,878		$ 824	$ 915,404	$ (112)	$ 292,762
Balance of shares at Dec. 31, 2011			82,419,417
Net income / (loss)	54,639					54,639
Issuance of restricted stock and compensation cost, shares			667,614
Issuance of restricted stock and compensation cost	8,645		7	8,638
Stock repurchased and retired, shares			(853,607)
Stock repurchased and retired, value	(6,044)		(9)	(6,035)
Other comprehensive income / (loss)	306				306
Balance at Dec. 31, 2012	1,266,424		822	918,007	194	347,401
Balance of shares at Dec. 31, 2012			82,233,424
Net income / (loss)	(21,205)					(21,205)
Issuance of restricted stock and compensation cost, shares			607,946
Issuance of restricted stock and compensation cost	8,203		6	8,197
Other comprehensive income / (loss)	(30)				(30)
Balance at Dec. 31, 2013	1,253,392		828	926,204	164	326,196
Balance of shares at Dec. 31, 2013			82,841,370
Net income / (loss)	(10,268)					(10,268)
Issuance of series B preferred stock, shares		2,600,000
Issuance of series B preferred stock, value	62,698	26		62,672
Issuance of restricted stock and compensation cost, shares			1,864,000
Issuance of restricted stock and compensation cost	7,744		19	7,725
Dividends on series B preferred stock	(5,080)					(5,080)
Stock repurchased and retired, shares	2,845,549		(2,845,549)
Stock repurchased and retired, value	(25,349)		(28)	(25,321)
Other comprehensive income / (loss)	(911)				(911)
Balance at Dec. 31, 2014	$ 1,282,226	$ 26	$ 819	$ 971,280	$ (747)	$ 310,848
Balance of shares at Dec. 31, 2014		2,600,000	81,859,821